PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

a.	Composition:

	December 31,
	2015	2016
Cost:

Land and buildings	$6,574	$6,629
Machinery and equipment	2,566	2,725
Motor vehicles	1,734	1,664
Promotional displays	419	526
Office furniture and equipment	3,455	4,166
Leasehold improvements	521	722

	15,269	16,432
Accumulated depreciation:

Buildings	3,490	3,742
Machinery and equipment	2,045	2,745
Motor vehicles	852	959
Promotional displays	355	382
Office furniture and equipment	2,791	2,784
Leasehold improvements	321	519

	9,854	11,131

Property and equipment, net	$5,415	$5,301

b.	Depreciation expenses amounted to $ 1,184, $ 983 and $ 954 for the years ended December 31, 2014, 2015 and 2016, respectively.